CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses to related parties	$ 44,005	$ 46,712	$ 52,213
Pre-opening costs expenses to related parties	1,975	351	240
Property charges and other expenses to related parties	5,622	4,246	1,694
Casino Contract [Member]
Costs to related parties	28,740	27,223	25,576
Rooms [Member]
Revenues from related parties	13,088	30,974	15,981
Costs to related parties	7,277	7,948	7,527
Food and Beverage [Member]
Revenues from related parties	11,951	18,004	14,487
Costs to related parties	15,501	17,146	19,370
Entertainment [Member]
Revenues from related parties	499	361	25
Costs to related parties	2,061	2,207	2,273
Mall [Member]
Costs to related parties	1,588	1,711	2,025
Retail and Other [Member]
Costs to related parties	$ 1,005	$ 1,331	$ 1,220